Shareholder Report, Holdings (Details) - C000238089	Aug. 31, 2024
56382P195 | Manning & Napier High Yield Bond Series, Class I
Holdings [Line Items]
Percent of Net Asset Value	23.00%
72387S308 | Pioneer Floating Rate Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	19.80%
48121L510 | JPMorgan Floating Rate Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.40%
66263L882 | North Square Preferred and Income Securities Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.80%
704329226 | Payden Floating Rate Fund, Investor Class
Holdings [Line Items]
Percent of Net Asset Value	7.40%
46653M468 | Barrow Hanley Floating Rate Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.00%
258620517 | Doubleline Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.90%
46653M476 | Barrow Hanley Credit Opportunities Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	94.90%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.10%
InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	94.90%